Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	HUYA
Entity Registrant Name	HUYA INC.
Entity Central Index Key	0001728190
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	44,639,737
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	159,157,321